Subsequent Events (Details) - Subsequent Event [Member] - USD ($)	1 Months Ended
	Jul. 26, 2021	Feb. 16, 2021	Jan. 31, 2021
Subsequent Events [Line Items]
Net proceeds (in Dollars)		$ 16,000,000
Stock Options [Member]
Subsequent Events [Line Items]
Purchase shares of common stock	20,225
Exercise price per share (in Dollars per share)	$ 4.32
Expiration period, description	The Options granted to the directors will vest upon the one-year anniversary of the grant date, and have a ten-year expiration date.
Initial Public Offering [Member]
Subsequent Events [Line Items]
Initial public offering shares		1,800,000
Public offering price (in Dollars per share)		$ 10.00
Gross proceeds (in Dollars)		$ 18,000,000.0
Common stock shares authorized		100,000,000
Preferred stock shares authorized		10,000,000
Restricted stock awards vested		5,056
Stock based compensation (in Dollars)		$ 50,000
Description of notes payable			the Company issued notes with an aggregate principal amount of $75,000 and $25,000, respectively. These notes were issued to Anthony Mack, Chief Executive Officer and significant investor of the Company for $75,000 and Christopher Chipman, Chief Financial Officer, for $25,000. These notes were subsequently repaid with proceeds from the initial public offering in February 2021.
RRD Note amount (in Dollars)		$ 493,480